GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance, as of January 1	$ 1,606,756	$ 1,503,252
Acquisitions	27,763	107,756
Functional currency translation adjustments	(17,401)	(4,252)
Ending balance, as of December 31	1,617,118	1,606,756
inContact
Goodwill [Roll Forward]
Adjusted goodwill		(276)
Customer Engagement
Goodwill [Roll Forward]
Beginning balance, as of January 1	1,257,149	1,153,023
Acquisitions	27,763	108,183
Functional currency translation adjustments	(15,302)	(4,057)
Ending balance, as of December 31	1,269,610	1,257,149
Financial Crime and Compliance
Goodwill [Roll Forward]
Beginning balance, as of January 1	349,607	350,229
Acquisitions		(427)
Functional currency translation adjustments	(2,099)	(195)
Ending balance, as of December 31	$ 347,508	$ 349,607